Stock Compensation Plans - Ranges of Underlying Assumptions Used in BSM Option Pricing Model to Determine Fair Value of Stock Options Granted to Employees and Non-Employees (Detail) (USD $)										6 Months Ended		12 Months Ended						12 Months Ended				6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Feb. 12, 2014	Dec. 31, 2013	Dec. 01, 2013	Sep. 30, 2013	Sep. 03, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Employee [Member]	Jun. 30, 2013 Employee [Member]	Dec. 31, 2013 Employee [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2013 Employee [Member] Minimum [Member]	Dec. 31, 2012 Employee [Member] Minimum [Member]	Jun. 30, 2014 Employee [Member] Minimum [Member]	Jun. 30, 2013 Employee [Member] Minimum [Member]	Dec. 31, 2013 Employee [Member] Maximum [Member]	Dec. 31, 2012 Employee [Member] Maximum [Member]	Jun. 30, 2014 Employee [Member] Maximum [Member]	Jun. 30, 2013 Employee [Member] Maximum [Member]	Jun. 30, 2014 Non-Employee [Member]	Jun. 30, 2013 Non-Employee [Member]	Dec. 31, 2013 Non-Employee [Member]	Dec. 31, 2012 Non-Employee [Member]	Jun. 30, 2014 Non-Employee [Member] Minimum [Member]	Jun. 30, 2013 Non-Employee [Member] Minimum [Member]	Dec. 31, 2013 Non-Employee [Member] Minimum [Member]	Dec. 31, 2012 Non-Employee [Member] Minimum [Member]	Jun. 30, 2014 Non-Employee [Member] Maximum [Member]	Jun. 30, 2013 Non-Employee [Member] Maximum [Member]	Dec. 31, 2013 Non-Employee [Member] Maximum [Member]	Dec. 31, 2012 Non-Employee [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum										1.60%		0.76%	0.76%									0.12%	0.16%	0.13%	0.17%
Risk-free interest rate, maximum										1.83%		1.10%	0.99%									1.13%	0.58%	0.86%	0.57%
Risk-free interest rate											0.80%
Expected dividend yield										0.00%	0.00%	0.00%	0.00%									0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum										81.00%		90.00%										76.00%		90.00%
Expected volatility, maximum										85.00%		100.00%										85.00%		100.00%
Expected volatility											100.00%		100.00%										100.00%		100.00%
Expected term of options (years)										6 years	5 years			5 years	5 years			5 years 6 months	6 years							1 year	1 year	1 year	1 year	4 years	4 years	4 years	4 years
Fair value of common stock	$ 11.30	$ 7.55	$ 5.93	$ 6.77	$ 10.02	$ 9.94	$ 6.82	$ 6.85	$ 1.17					$ 6.82	$ 0.43	$ 7.55	$ 6.82	$ 9.94	$ 1.17	$ 12.49	$ 6.85				$ 1.17	$ 11.31	$ 6.82	$ 5.93		$ 27.24	$ 6.85	$ 9.94